Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Computation of basic and diluted earnings (loss) per share
	2011	2012
Weighted average shares outstanding – used to compute basic earnings (loss) per share	5,617,535	6,973,704
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	––	––
Weighted average shares outstanding – used to compute diluted earnings (loss) per share	5,617,535	6,973,704